Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
12. Income taxes
The Company’s total provision is based on the United States statutory rate of
21%, increased by state taxes and reduced by a full valuation allowance on the Company’s deferred tax assets. The income tax expense for the three and six months ended June 30, 2023 and 2022 represents state taxes on interest income earned by the Company’s subsidiary, Frequency Therapeutics Securities Corporation, a Massachusetts Securities Corporation.
ASC 740 requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all the evidence, both positive and negative, the Company has recorded a valuation allowance against its deferred tax assets at June 30, 2023 and December 31, 2022 because the Company’s management has determined that it is more likely than not that the Company will not recognize the benefits of its federal and state deferred tax assets primarily due to its cumulative loss position.
Since inception in 2014, the Company has generated cumulative federal and state net operating loss and research and development credit carryforwards for which no net tax benefit has been recorded due to uncertainty around utilizing these tax attributes within the respective carryforward periods.

11. Income taxes
Since inception in 2014, the Company has generated cumulative federal and state net operating loss and research and development credit carryforwards for which the Company has not recorded any net tax benefit due to uncertainty around utilizing these tax attributes within the respective carryforward periods.
As of December 31, 2022, the Company had federal net operating loss carryforwards of approximately $174,107 and Massachusetts state operating loss carryforwards of approximately $141,318 which may be available to offset future taxable income. The U.S. federal net operating loss carryforwards include $22,399 available to reduce future taxable income through 2037 and approximately $151,708 which do not expire and are available to reduce future taxable income indefinitely. The state net operating loss carryforwards are available to offset future taxable income through 2042. As of December 31, 2022, the Company also had federal and Massachusetts research and development tax credit carryforwards of $8,177 and $3,556, respectively, which are available to offset federal and state tax liabilities through 2042 and 2037, respectively.
Realization of future tax benefits is dependent on many factors, including the Company’s ability to generate taxable income within the net operating loss carryforward period. Net operating loss and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50%, as provided under Sections 382 and 383 of the Code, respectively, as well as similar state provisions. These ownership changes may limit the number of carryforwards that can be utilized annually to offset future taxable income. In general, an ownership change, as defined by Section 382 of the Code, results from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50% over a rolling three-year period. The Company has completed several financings and has conducted a study to assess whether a change of control has occurred or whether there have been multiple changes of control since inception and has determined that an ownership change did occur in March 2017. Accordingly, utilization of $12,400 of the U.S. net operating loss carryforwards which were incurred prior to March 2017
(pre-ownership
change) is limited under Section 382 of the Code. After the limitations under Section 382 of the Code, the Company may utilize approximately $10,800 of its pre-ownership
change net operating loss carryforwards based upon an annual usage of approximately $1,600 for each of the next five years after the ownership change and approximately $180 for each of the 15 years thereafter. The remaining pre-March
2017 ownership change net operating losses of approximately $1,600 were written off due to expiration under limitation. The limitation has been determined by first multiplying the value of our stock at the time of the ownership change by the applicable long-term tax-exempt
rate. These

carryforwards may be subject to further annual limitations under Section 382 of the Code in the event of future changes in ownership. Additionally, the Company has determined an ownership changed occurred in October of 2019 as a result of the IPO. Accordingly, utilization of approximately $46,123 of the U.S. net operating loss carryforwards incurred prior to October 2019 is also limited under Section 382 of the Code. The Company has determined it will be able to utilize the entire $46,123 of its pre-ownership
change net operating loss carryforwards based upon the limitations calculated from the October 2019 ownership change. These carryforwards may be subject to further annual limitations under Section 382 of the Code in the event of future changes in ownership.
ASC 740 requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all the evidence, both positive and negative, the Company has recorded a valuation allowance against its deferred tax assets at December 31, 2022 and 2021 because the Company’s management has determined that it is more likely than not that the Company will not recognize the benefits of its federal and state deferred tax assets primarily due to its cumulative loss position and, as a result, a valuation allowance of approximately $77,288 and $50,931 as of December 31, 2022 and 2021 has been established.
The Company has no unrecognized tax benefits. The Company has not, as yet, conducted a study of its research and development credit carryforwards. Such a study may result in an adjustment to the Company’s research and development credit carryforwards; however, until a study is completed, and any adjustment is known, no amounts are being presented as an uncertain tax position. A full valuation allowance has been provided against the Company’s research and development credits and, if an adjustment were required, this adjustment would be offset by an adjustment to the valuation allowance. Thus, there would be no impact to the consolidated balance sheet or consolidated statements of operations if an adjustment were required. The Company has elected to recognize interest and penalties related to income tax matters as a component of income tax expense, of which no interest or penalties were recorded for the years ended December 31, 2022 and 2021.
The Company files income tax returns in the U.S. and Massachusetts. The statute of limitations for assessment by the Internal Revenue Service and Massachusetts tax authorities remains open for all years since 2014. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service or state authorities to the extent utilized in a future period. No federal or state tax audits are currently in process.
A reconciliation of the Company’s
pre-tax
loss for the years ended December 31, 2022 and 2021 is as follows:

	2022	2021
Domestic	$(81,586)	$(84,624)
Foreign	4	(47)

Total	$(81,582)	$(84,671)

The Company’s provision at December 31, 2022 and 2021 consist of the following:

	2022	2021
Current:
Federal	$—	$—
State	(2)	15
Foreign	—	—

Total current	$(2)	$15
Deferred:
Federal	—	—
State	—	—
Foreign	—	—

Total deferred	$—	$—

Total (benefit) provision	$(2)	$15
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate for the years ended December 31, 2022 and 2021 is as follows:

	2022	2021
U.S federal statutory income tax rate	21.0%	21.0%
Permanent differences	(0.1)	—
State income taxes, net of federal benefit	5.4	2.7
Research and development tax credits	5.1	3.6
State rate changes	3.7	—
Stock compensation deductions	(2.8)	1.6
Other items	—	(0.7)
Change in deferred tax asset valuation allowance	(32.3)	(28.2)

Effective income tax rate	—%	—%

The Company’s deferred tax assets at December 31, 2022 and 2021 consist of the following:

	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$45,512	$36,590
Research and development tax credits	11,163	7,026
Capitalized research and development costs	10,042	—
Intangibles	478	392
Stock compensation	9,507	6,554
Accrued expenses	—	107
Deferred revenue	—	—
Other	357	176
Fixed assets	282	265
Lease liability	7,735	7,269

Gross deferred tax asset	85,076	58,379
Valuation allowance	(77,288)	(50,931)

Net deferred tax assets	$7,788	$7,448
Deferred tax liabilities:
Right of use asset	(7,788)	(7,448)

Net deferred tax asset (liability)	$—	$—